Prepayments and Other Receivables	6 Months Ended
Jun. 30, 2024
Prepayments and Other Receivables [Abstract]
Prepayments and other receivables
9.	Prepayments and other receivables

	2024	2023
	€’000	€’000
Prepayments	577	585
VAT recoverable	1,075	1,387
Trade receivables	-	1,473
Grant receivable	803	803
Other receivables	909	671
	3,364	4,919